Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Common Stock Outstanding Roll Forward

	Number of Shares	Amount
Outstanding at December 31, 2017	389,101,550	$3,691.7
Shares issued through:
Share-based compensation plans	1,984,698	12.9
Exercise of warrants	163,955	0.6
Outstanding at December 31, 2018	391,250,203	$3,705.2
Shares issued through:
Share-based compensation plans	1,555,989	9.5
Shares repurchased and cancelled (i)	(2,748,352)	(26.1)
Exercise of warrants	45	—
Flow-through share financing (ii)	1,132,169	5.9
Cancellation of unexchanged post-amalgamation shares	(119,237)	(1.2)
Outstanding at December 31, 2019	391,070,817	$3,693.3

Disclosure of number and weighted average exercise prices of share options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2017	10,429,345	$7.94
Granted	1,009,100	6.56
Exercised	(1,984,698)	2.40
Expired	(2,798,292)	12.70
Outstanding at December 31, 2018	6,655,455	$7.38
Granted	965,876	6.59
Exercised	(1,555,989)	5.93
Expired	(1,600,080)	10.52
Outstanding at December 31, 2019	4,465,262	$6.59

Weighted average fair value assumptions used in the Black-Scholes valuation for stock options
The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2019	December 31, 2018
Weighted average share price at grant date (CAD$)	$6.59	$6.56
Risk-free rate	1.32% - 1.68%	1.88% - 2.06%
Expected dividend yield	0.84%	0.70%
Expected stock price volatility (based on historical volatility)	54%	57%
Expected life of option (months)	42 - 84	42 - 84
Weighted average per share fair value of stock options granted (CAD$)	$2.95	$3.11

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2019:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$3.01 - $7.00	3,069,246	5.57	4.70	1,446,515	4.44
$7.01 - $11.00	1,295,096	8.32	2.04	1,086,395	8.11
$11.01 - $19.00	100,920	15.47	0.06	100,920	15.47
	4,465,262	$6.59	3.82	2,633,830	$6.38

Stock options outstanding and exercisable by range of exercise prices
Stock options outstanding and exercisable as at December 31, 2019:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$3.01 - $7.00	3,069,246	5.57	4.70	1,446,515	4.44
$7.01 - $11.00	1,295,096	8.32	2.04	1,086,395	8.11
$11.01 - $19.00	100,920	15.47	0.06	100,920	15.47
	4,465,262	$6.59	3.82	2,633,830	$6.38

Continuity of the changes in the number of other long-term incentive plans (LTIP) outstanding
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2019 and 2018:

	Restricted share units ("RSU")	Stock appreciation rights ("SAR")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2017	1,500,934	1,055,525	480,605	599,705
Granted	611,717	—	164,808	440,420
Forfeited	(99,939)	(482,533)	—	(56,684)
Settled	(445,016)	(63,800)	—	—
Outstanding units, December 31, 2018	1,567,696	509,192	645,413	983,441
Granted	832,366	—	208,882	423,628
Forfeited	(305,300)	(309,566)	—	—
Settled	(427,937)	(108,319)	(165,868)	(324,916)
Outstanding units, December 31, 2019	1,666,825	91,307	688,427	1,082,153

Schedule of Earnings (loss) per share

	For the year ended
	December 31, 2019	December 31, 2018
Net earnings (loss)	$96.1	($72.6)
Weighted average number of common shares outstanding (in thousands)	390,160	389,816
Basic earnings (loss) per share	$0.25	($0.19)

Dilutive effect of potential common share equivalents (in thousands)	3,267	—

Diluted weighted average number of common shares outstanding (in thousands)	393,427	389,816
Diluted earnings (loss) per share	$0.24	($0.19)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
For the periods in which the Company records a loss, diluted loss per share is calculated using the basic weighted average number of shares outstanding, as using the diluted weighted average number of shares outstanding in the calculation would be anti-dilutive.

	For the years ended December 31,
(in thousands)	2019	2018
Stock options	1,420	6,655
Warrants	—	5,215
	1,420	11,870